SEVERANCE PAY (Tables)	12 Months Ended
Dec. 31, 2025
Severance Pay [Abstract]
Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and by the Insurance Policies
	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Accrued severance pay	$1,596	$2,346
Severance pay fund	(1,596)	(2,346)
Unfunded balance	$-	$-